Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

January 3, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2017, filed electronically as Post-Effective Amendment No. 184 to the Trust’s Registration Statement on Form N-1A on December 21, 2017.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC

Appendix A

BULL FUNDS	BEAR FUNDS
Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Direxion Monthly NASDAQ-100® Bull 2X Fund
Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Direxion Monthly Emerging Markets Bull 2X Fund
Direxion Monthly MSCI Europe Bull 2X Fund
Direxion Monthly MSCI EAFE Bull 2X Fund
Direxion Monthly NASDAQ Biotechnology Bull 2X Fund
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Direxion Hilton Tactical Income Fund

2